Investments in Unconsolidated Entities - Schedule of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Capital contributions, loans, advances and adjustments	$ 116	$ 116
Cumulative share of income	2,099	1,930
Cumulative share of distributions	(1,748)	(1,587)
Total equity method investments	467	459
Measurement alternative method investments	21	21
Total investments in unconsolidated entities	488	480	$ 453
Assets
Current	1,516	1,299
Noncurrent	5,776	5,010
Total assets	7,292	6,309
Liabilities and Equity
Current liabilities	626	436
Noncurrent liabilities	1,132	405
Partners’ capital and shareholders’ equity	5,534	5,468
Total liabilities and equity	7,292	6,309
Results of Operations
Revenues	6,929	6,801	6,585
Operating expenses	5,043	4,985	4,985
Operating income	1,886	1,816	1,600
Other income (expense), net	(24)	9	(3)
Net income	$ 1,862	$ 1,825	$ 1,597